Consolidated Statement of Cash Flows - Forum Energy Plc (Forum Energy PLC, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Forum Energy PLC
Cash flows from operating activities
Profit/(loss) before tax for the year	$ 3,420	$ (558)
Depreciation (Note 9)	4,718	2,454
Gain on financial assets (Note 5)	(6)	(13)
Finance income (Note 5)	(1)	(2)
Foreign exchange losses (Note 6)	160	35
Interest paid on loan facility (Note 6)	261
[Subtotalafteradjustmentscashflowsfromoperating]	8,552	1,916
Increase in trade and other receivables	(711)	(512)
Decrease/(increase) in inventories	362	(354)
Increase in trade and other payables	1,547	843
Increase in provisions and employee benefits		26
Net cash flows from operating activities	9,750	1,919
Investing activities:
Purchase of property, plant and equipment	(6,934)	(2,001)
Disposal of property, plant and equipment (Note 1)	1	42
Purchase of intangible assets (Note 10)	(8,100)	(1,771)
Finance income (Note 5)	1	2
Finance expense (Note 6)	(261)
Net cash from investing activities	(15,293)	(3,728)
Financing activities:
Issue of ordinary share capital (net of issue costs) (Note 15)		136
Loan facility drawn down	6,000
Net cash provided by financing activities	6,000	136
Net increase/(decrease) in cash and cash equivalents (Note)	457	(1,673)
Cash and cash equivalents, beginning of the year	2,464	4,172
Exchange losses on cash and cash equivalents	(160)	(35)
Cash and cash equivalents, end of the year (Note 18)	$ 2,761	$ 2,464